Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000026757
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	STIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 558,034,342
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,034,342 Number of Investments249 Portfolio Turnover32%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	2.3%
Securities Lending Collateral	2.3%
Cash Equivalents	3.6%
Collaterized Mortgage Obligations	4.7%
U.S. Treasuries	12.1%
Foreign Governments/Agencies	14.6%
Mortgage Backed Securities	18.8%
Corporate Debt Securities	42.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	SINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 558,034,342
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,034,342 Number of Investments249 Portfolio Turnover32%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	2.3%
Securities Lending Collateral	2.3%
Cash Equivalents	3.6%
Collaterized Mortgage Obligations	4.7%
U.S. Treasuries	12.1%
Foreign Governments/Agencies	14.6%
Mortgage Backed Securities	18.8%
Corporate Debt Securities	42.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026760
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class F Shares
Trading Symbol	STFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 558,034,342
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,034,342 Number of Investments249 Portfolio Turnover32%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	2.3%
Securities Lending Collateral	2.3%
Cash Equivalents	3.6%
Collaterized Mortgage Obligations	4.7%
U.S. Treasuries	12.1%
Foreign Governments/Agencies	14.6%
Mortgage Backed Securities	18.8%
Corporate Debt Securities	42.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000062222
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	STISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 558,034,342
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,034,342 Number of Investments249 Portfolio Turnover32%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	2.3%
Securities Lending Collateral	2.3%
Cash Equivalents	3.6%
Collaterized Mortgage Obligations	4.7%
U.S. Treasuries	12.1%
Foreign Governments/Agencies	14.6%
Mortgage Backed Securities	18.8%
Corporate Debt Securities	42.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000177003
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	STILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 558,034,342
Holdings Count | Holding	249
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$558,034,342 Number of Investments249 Portfolio Turnover32%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.1%
Exchange-Traded Funds	2.3%
Securities Lending Collateral	2.3%
Cash Equivalents	3.6%
Collaterized Mortgage Obligations	4.7%
U.S. Treasuries	12.1%
Foreign Governments/Agencies	14.6%
Mortgage Backed Securities	18.8%
Corporate Debt Securities	42.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]